FAIR VALUE MEASUREMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
FAIR VALUE MEASUREMENT
Transfers of financial assets from level 1 to 2	$ 0
Transfers of financial assets from level 2 to 1	0
Transfers of financial assets into 3	0
Transfers of financial assets from 3	0
Transfers of financial liabilities from level 1 to 2	0
Transfers of financial liabilities from level 2 to 1	0
Transfers of financial liabilities into 3	0
Transfers of financial liabilities from 3	0
Long term debt
FAIR VALUE MEASUREMENT
Total financial liabilities	1,824,300	$ 1,878,900
Fair value measurement at Recurring basis
FAIR VALUE MEASUREMENT
Total financial assets	422,486	113,210
Total financial liabilities	904
Fair value measurement at Recurring basis | Fair value of derivative financial instruments
FAIR VALUE MEASUREMENT
Total financial liabilities	904
Fair value measurement at Recurring basis | Trade receivables
FAIR VALUE MEASUREMENT
Total financial assets	11,867	8,320
Fair value measurement at Recurring basis | Equity securities (FVTOCI)
FAIR VALUE MEASUREMENT
Total financial assets	282,356	86,252
Fair value measurement at Recurring basis | Other securities (FVTPL)
FAIR VALUE MEASUREMENT
Total financial assets		9,119
Fair value measurement at Recurring basis | Fair value of derivative financial instruments
FAIR VALUE MEASUREMENT
Total financial assets	128,263	9,519
Fair value measurement at Recurring basis | Level 1
FAIR VALUE MEASUREMENT
Total financial assets	255,316	79,086
Fair value measurement at Recurring basis | Level 1 | Equity securities (FVTOCI)
FAIR VALUE MEASUREMENT
Total financial assets	255,316	69,967
Fair value measurement at Recurring basis | Level 1 | Other securities (FVTPL)
FAIR VALUE MEASUREMENT
Total financial assets		9,119
Fair value measurement at Recurring basis | Level 2
FAIR VALUE MEASUREMENT
Total financial assets	167,170	34,124
Total financial liabilities	904
Fair value measurement at Recurring basis | Level 2 | Fair value of derivative financial instruments
FAIR VALUE MEASUREMENT
Total financial liabilities	904
Fair value measurement at Recurring basis | Level 2 | Trade receivables
FAIR VALUE MEASUREMENT
Total financial assets	11,867	8,320
Fair value measurement at Recurring basis | Level 2 | Equity securities (FVTOCI)
FAIR VALUE MEASUREMENT
Total financial assets	27,040	16,285
Fair value measurement at Recurring basis | Level 2 | Fair value of derivative financial instruments
FAIR VALUE MEASUREMENT
Total financial assets	$ 128,263	$ 9,519